Stock Warrants (Details) (Warrant [Member])	12 Months Ended
Dec. 31, 2012
Assumptions used in the Black-Scholes option pricing model
Risk-free interest rate, Minimum	0.27%
Risk-free interest rate, Maximum	0.73%
Expected dividend yield	0.00%
Expected volatility	70.00%
Minimum [Member]
Assumptions used in the Black-Scholes option pricing model
Expected lives	2 years 6 months
Maximum [Member]
Assumptions used in the Black-Scholes option pricing model
Expected lives	3 years 4 months 6 days